Other non-current assets - (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other non-current assets.
Non-current restricted cash	$ 1,736	$ 1,707	$ 1,509
Non-current financial assets held at fair value through profit or loss	21,715	17,459	6,307
Non-current financial assets held at fair value through OCI	17,443	35,710
Total other non-current assets	$ 40,894	$ 54,876	$ 7,816